Income Taxes - Components of Deferred Tax Assets (Liabilities) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Number of common shares	18
Post-split price of common shares	$ 17.86